Interest (income) expense, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest (income) expense, net
Interest (income) expense on borrowings and deposits, net	$ (3,202)	$ (339)	$ 564
Interest expense related to leases	232	82	61
Total interest (income) expense, net	$ (2,970)	$ (257)	$ 625